Summary of Significant Accounting Policies - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounting Policies [Abstract]
Cash and cash equivalents	¥ 1,751,222	$ 268,387	¥ 1,988,298		¥ 211,970
Restricted cash	17,926	2,747	5,200		5,000
Total cash, cash equivalents and restricted cash as shown in Consolidated Statements of Cash Flows	¥ 1,769,148	$ 271,134	¥ 1,993,498	$ 305,516	¥ 216,970	¥ 911,588